Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity - Parent Company [Member] - USD ($)		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 52,763,985	$ 19,328,105	$ 19,328,105	$ 12,919,722
Balance		$ 47,155,476		52,763,985	$ 19,328,105
Acquisition of Non-controlling interests (in Shares)		(920)			805,084
Issuance of additional shares				33,521,725
Net income for the period			(4,714,381)	787,958	$ 4,267,542
Foreign currency translation adjustment			$ (893,208)	$ (873,803)	$ 1,335,757
Ordinary shares [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance (in Shares)	[1]	24,050,000	17,850,000	17,850,000	16,784,911
Balance		$ 24,050	$ 17,850	$ 17,850	$ 16,785
Balance (in Shares)	[1]	24,050,000		24,050,000	17,850,000
Balance		$ 24,050		$ 24,050	$ 17,850
Acquisition of Non-controlling interests	[1]				$ 1,065,089
Acquisition of Non-controlling interests (in Shares)					1,065
Issuance of additional shares (in Shares)	[1]			6,200,000
Issuance of additional shares				$ 6,200
Net income for the period
Foreign currency translation adjustment
Subscription receivable [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ (15,441)	(15,441)	(15,441)	(15,441)
Balance		$ (15,441)		(15,441)	(15,441)
Acquisition of Non-controlling interests (in Shares)
Issuance of additional shares
Net income for the period
Foreign currency translation adjustment
Additional paid-in capital [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 40,158,643	6,643,118	6,643,118	5,813,745
Balance		$ 40,157,723		40,158,643	$ 6,643,118
Acquisition of Non-controlling interests (in Shares)		(920)			829,373
Issuance of additional shares				33,515,525
Net income for the period
Foreign currency translation adjustment
Retained earnings [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 12,527,714	11,739,756	11,739,756	7,472,214
Balance		$ 7,813,333		12,527,714	$ 11,739,756
Acquisition of Non-controlling interests (in Shares)
Issuance of additional shares
Net income for the period			(4,714,381)	787,958	$ 4,267,542
Foreign currency translation adjustment
Accumulated other comprehensive (loss) income [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of changes in shareholders’ equity [Line Items]
Balance		$ 69,019	942,822	942,822	(367,581)
Balance		$ (824,189)		69,019	$ 942,822
Acquisition of Non-controlling interests (in Shares)					(25,354)
Issuance of additional shares
Net income for the period
Foreign currency translation adjustment			$ (893,208)	$ (873,803)	$ 1,335,757

[1]	Certain shares are presented on a retroactive basis to reflect the reorganization (see Note 13).